UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05904

ELFUN GOVERNMENT MONEY MARKET FUND

(Exact name of registrant as specified in charter)

One Iron Street, Boston, Massachusetts 02210

(Address of principal executive offices) (Zip code)

Joshua A. Weinberg, Esq.

Managing Director and Managing Counsel

c/o SSGA Funds Management, Inc.

One Iron Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 664-7037

Date of fiscal year end: December 31

Date of reporting period: July 1, 2017 - June 30, 2018

Item 1.	Proxy Voting Record

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-05904

Reporting Period: 07/01/2017 - 06/30/2018

Elfun Government Money Market Fund

====================== Elfun Government Money Market Fund ======================

The Elfun Government Money Market Fund did not hold any votable positions during the reporting period and therefore there is no proxy voting record.

========== END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:    ELFUN GOVERNMENT MONEY MARKET FUND

By:	/s/ Ellen M. Needham
Ellen M. Needham
President

Date:	August 30, 2018